Note 14 - Stock Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 31, 2009	Dec. 31, 2014	Dec. 31, 2013
2000 Stock Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
2000 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	11,400,000
Deferred Compensation Arrangement with Individual, Common Stock Reserved for Future Issuance		2,235,630
The 2010 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,760,000
Deferred Compensation Arrangement with Individual, Common Stock Reserved for Future Issuance		5,318,990
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		1,634,924
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		20.00%
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		80.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage Per Month		2.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 2.92	$ 5.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vests in Period, Weighted Average Grant Date Fair Value		$ 6.06	$ 6.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Total Grant Date Fair Value		$ 2.8	$ 3.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 5.57	$ 6.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 0.9	$ 7.8
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options		$ 0.1
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 10.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 328 days